Quarterly Report
January 31, 2025
MFS®  Income Fund
MFO-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.3%
Aerospace & Defense – 1.7%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,965,914
Boeing Co., 6.528%, 5/01/2034	10,458,000	11,048,367
Boeing Co., 5.705%, 5/01/2040	24,359,000	23,361,064
Boeing Co., 5.805%, 5/01/2050	9,682,000	9,112,681
Boeing Co., 6.858%, 5/01/2054	5,970,000	6,406,041
Bombardier, Inc., 7.5%, 2/01/2029 (n)	20,000,000	20,816,280
TransDigm, Inc., 4.625%, 1/15/2029	32,500,000	30,762,414
		$103,472,761
Asset-Backed & Securitized – 23.0%
ACREC 2021-FL1 Ltd., “D”, FLR, 7.066% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$2,548,960
ACREC 2023-FL2 LLC, “AS”, FLR, 7.138% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,518,686
ACREC 2025-FL3 LLC, “B”, FLR, 6.391% (SOFR - 1mo. + 1.941%), 8/18/2042 (n)	5,000,000	4,998,195
ACREC 2025-FL3 LLC, “C”, FLR, 6.741% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	9,459,627	9,456,203
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.065% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,162,000	3,125,407
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	4,364,576	4,369,639
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.943% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	15,250,000	15,264,487
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	3,733,000	3,767,313
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	8,936,000	9,082,027
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	18,159,699	18,056,192
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	17,814,963	17,812,868
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	10,295,714	10,217,927
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 5.391% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	1,320,963	1,318,169
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 5.621% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	3,925,000	3,904,543
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.92% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	4,406,000	4,373,686
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,000,000	3,972,780
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.37% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	2,701,000	2,697,328
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.02% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,925,000	3,903,098
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.271% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	3,500,000	3,473,799
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.621% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	539,000	533,756
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.771% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	36,783,069	36,789,064
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.121% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	6,312,000	6,323,860
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.721% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,115,576
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.321% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	14,910,995
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.857% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	3,429,245	3,428,600
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.707% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	3,741,000	3,724,636
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.407% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,757,762
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 8.157% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,454,999
Arbor Realty Trust, Inc., CLO, 2022-FL2, “D”, FLR, 8.656% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	8,038,000	8,016,830
AREIT 2022-CRE6 Trust, “B”, FLR, 6.223% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,942,343
AREIT 2022-CRE6 Trust, “E”, FLR, 7.773% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,410,593
AREIT 2022-CRE7 LLC, “B”, FLR, 7.545% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,012,078
AREIT 2025-CRE10 Ltd., “B”, FLR, 6.19% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	17,650,000	17,605,868
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,083,753	1,094,715
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 6.19% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	10,440,000	10,506,795
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 6.793% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	12,100,000	12,203,903
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 6.243% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	29,386,111	29,402,097
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 6.75% (SOFR - 3mo. + 2.45%), 1/25/2036 (n)	10,000,000	10,000,000
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 5.803% (SOFR - 3mo. + 1.5%), 1/25/2038 (n)	10,000,000	10,000,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.03% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	40,462	71,173
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	459,066
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.151%, 12/15/2055	3,226,076	3,405,739
BDS Ltd., 2021-FL9, “C”, FLR, 6.313% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/16/2038 (n)	4,254,000	4,238,418
BDS Ltd., 2024-FL13, “A”, FLR, 5.874% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	12,437,500	12,500,782
BDS Ltd., 2024-FL13, “AS”, FLR, 6.287% (SOFR - 1mo. + 1.99%), 9/19/2039 (n)	5,354,000	5,387,645
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	943,091

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	$5,000,000	$4,550,006
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,520,331
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,588,157
Benefit Street Partners CLO Ltd., 2014-IVA, “CR4”, FLR, 6.693% (SOFR - 3mo. + 2.4%), 4/20/2034 (n)	13,000,000	13,011,063
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 7.04% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,056,017
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.148% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	14,351,672	14,369,604
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.697% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,499,273
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.221% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	1,231,000	1,205,625
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.471% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,300,000	1,268,859
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.171% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	3,418,500	3,364,119
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 7.207% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,894,575
BSPRT 2024-FL1 Issuer Ltd., “AS”, FLR, 6.401% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	14,047,000	14,104,049
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	3,254,516	3,310,490
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	14,674,437	14,517,099
BXMT 2021-FL4 Ltd., “B”, FLR, 5.966% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	1,944,172
CIFC Funding 2016-IA CR3, Ltd., FLR, 5.993% (SOFR - 3mo. + 1.7%), 10/21/2031 (n)	5,250,000	5,257,901
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	7,300,000	7,321,928
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	12,827,808	12,859,626
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	7,451,585	7,493,597
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	16,262,101	16,108,454
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,132,929
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,199,149
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,690,538
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	6,906,487	7,395,712
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	29,812,500	30,277,184
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,503,795	1,499,332
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	7,118,945	7,167,578
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	917,264	9
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	2,359,149	2,363,327
Drive Auto Receivables Trust, 2024-1, “A2”, 5.83%, 12/15/2026	1,841,822	1,843,010
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 6.043% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	15,600,000	15,609,953
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.605% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,004,354
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 6.271% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	25,050,000	25,078,382
Dryden Senior Loan Fund, 2022-113A, “BR2”, CLO, FLR, 5.952% (SOFR - 3mo. + 1.65%), 10/15/2037 (n)	7,250,000	7,264,928
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,065,000	4,114,017
ELM Trust, 2024-ELM, “D15”, 6.897%, 6/10/2039 (n)	1,500,000	1,515,803
Empire District Bondco LLC, 4.943%, 1/01/2033	7,814,996	7,774,865
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	5,578,303	5,675,163
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	4,855,458	4,882,446
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	909,091	911,626
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	9,473,000	9,474,625
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	4,292,258	4,339,933
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,277,237
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	1,977,858
Hartwick Park CLO Ltd., 2023-1A, “BR”, FLR, 5.843% (SOFR - 3mo. + 1.55%), 1/20/2037 (n)	4,347,826	4,357,235
Hartwick Park CLO Ltd., 2023-1A, “CR3”, FLR, 5.993% (SOFR - 3mo. + 1.7%), 1/20/2037 (n)	13,000,000	13,042,302
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 8.146% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,510,156
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 6.996% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	3,004,691
KKR Static CLO I Ltd., 2022-1A, “CR2”, FLR, 5.893% (SOFR - 3mo. + 1.6%), 7/20/2031 (n)	17,500,000	17,523,135
KREF 2021-FL2 Ltd., “D”, FLR, 6.616% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,809,866
LCCM 2021-FL2 Trust, “C”, FLR, 6.57% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	3,212,500	3,175,550
LoanCore 2021-CRE5 Ltd., “C”, FLR, 6.771% ((SOFR - 1mo. + 0.11448%) + 2.35%), 7/15/2036 (n)	3,000,000	2,999,199
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.216% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	23,501,500	23,464,730
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.562% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	3,000,000	3,000,915
Magnetite XXXIX Ltd., 2023-39A, FLR, 6% (SOFR - 3mo. + 1.7%), 1/25/2037 (n)	8,000,000	8,034,712
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.293% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,156,225
MF1 2020-FL4 Ltd., “AS”, FLR, 6.519% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	5,547,500	5,547,497
MF1 2020-FL4 Ltd., “B”, FLR, 7.17% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	4,829,000	4,822,961
MF1 2020-FL4 Ltd., “C”, FLR, 8.02% (SOFR - 1mo. + 3.7145%), 12/15/2035 (n)	6,500,000	6,483,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “AS”, FLR, 5.619% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	$1,000,000	$996,727
MF1 2021-FL5 Ltd., “B”, FLR, 5.87% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,315,619
MF1 2021-FL5 Ltd., “C”, FLR, 6.119% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,241,875
MF1 2021-FL5 Ltd., “D”, FLR, 6.92% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	2,988,240
MF1 2021-FL6 Ltd., “AS”, FLR, 5.865% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	3,200,000	3,202,036
MF1 2021-FL6 Ltd., “C”, FLR, 6.266% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	4,462,603	4,360,936
MF1 2022-FL10 Ltd., “B”, FLR, 8.035% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,492,654
MF1 2022-FL8 Ltd., “A”, FLR, 5.65% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	8,283,894	8,284,134
MF1 2022-FL8 Ltd., “D”, FLR, 6.95% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,811,649
MF1 2022-FL8 Ltd., “E”, FLR, 7.45% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,334,261
MF1 2022-FL9 LLC, “B”, FLR, 7.45% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	7,002,135
MF1 2023-FL12 LLC, “AS”, FLR, 7.077% (SOFR - 1mo. + 2.778%), 10/19/2038 (n)	15,000,000	15,028,147
MF1 2024-FL14 LLC, “B”, FLR, 6.988% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,228,581
MF1 2024-FL14 LLC, “C”, FLR, 7.588% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	13,925,765	13,989,183
MF1 2024-FL14 LLC, “D”, FLR, 9.137% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,577,083
MF1 2024-FL15 LLC, “B”, FLR, 6.79% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,121,652
MF1 2024-FL15 LLC, “C”, FLR, 7.239% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,424,495
MF1 2024-FL16 Ltd., “B”, FLR, 6.441% (SOFR - 1mo. + 2.142%), 11/18/2029 (n)	14,900,000	14,904,668
MF1 2024-FL16 Ltd., “C”, FLR, 6.841% (SOFR - 1mo. + 2.542%), 11/18/2029 (n)	17,880,000	17,885,566
MF1 2025-FL17 LLC, “B”, FLR, 6.092% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	9,424,499	9,400,938
MF1 2025-FL17 LLC, “C”, FLR, 6.392% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	13,900,000	13,865,250
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	12,660,607	12,749,454
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,599,063
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,266,099
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.414% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	2,286,610	2,293,541
Neuberger Berman CLO Ltd., 2019-35A, “CR”, FLR, 6.593% (SOFR - 3mo. + 2.3%), 1/19/2033 (n)	20,000,000	20,048,240
Neuberger Berman CLO Ltd., 2023-53A, “CR”, FLR, 6.399% (SOFR - 3mo. + 1.85%), 10/24/2037 (n)	14,500,000	14,573,805
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	24,080,677	24,223,528
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.366% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,850,441
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	5,023,229	5,059,470
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	9,373,921	9,261,712
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	12,615,335	12,649,057
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	5,966,447	6,002,730
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	9,599,972	9,610,114
OZLM Funding Ltd., 2012-2A, “A2RA”, FLR, 6.087% (SOFR - 3mo. + 1.8%), 7/30/2031 (n)	20,000,000	20,024,940
OZLM Funding Ltd., 2012-2A, “BR3”, FLR, 6.587% (SOFR - 3mo. + 2.3%), 7/30/2031 (n)	17,400,000	17,444,196
OZLM Ltd., 2017-21A, “BR”, FLR, 6.193% (SOFR - 3mo. + 1.9%), 1/20/2031 (n)	27,500,000	27,513,365
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 5.364% ((SOFR - 3mo. + 0.26161%) + 0.8%), 10/15/2029 (n)	754,015	754,721
PFP III 2021-8 Ltd., “D”, FLR, 6.569% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (z)	4,274,000	4,274,930
PFP III 2024-11 Ltd., “AS”, FLR, 6.487% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	35,292,589	35,469,094
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.375% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,770,000	1,768,308
ReadyCap Commercial Mortgage Trust, 2023-FL12 LLC, FLR, 6.646% (SOFR - 1mo. + 2.335%), 5/25/2038 (n)	2,691,887	2,693,571
Rockford Tower CLO 2020-1A, Ltd., “CRR”, FLR, 6.193% (SOFR - 3mo. + 1.9%), 1/20/2036 (n)	12,000,000	12,013,860
Santander Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	9,335,000	9,343,191
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	1,961,447	1,963,862
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.952% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	13,700,000	13,705,727
SHR Trust, 2024-LXRY, “B”, 6.756%, 10/15/2041 (n)	24,740,364	24,925,917
Starwood Commercial Mortgage, 2021-FL2, “D”, 7.216%, 4/18/2038 (n)	3,000,000	2,932,496
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 7.157% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,601,082
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,686,125	3,714,829
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	896,625	906,891
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.266% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,676,194
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,014,341
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.552% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	29,305,532	29,345,388
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	4,628,333	4,653,552
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	7,116,190	7,119,250
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 8/25/2069 (n)	4,122,629	4,104,283
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	5,280,257	5,301,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.864% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	$1,737,638	$1,751,148
Voya CLO 2016-1A Ltd., “A2R”, FLR, 5.855% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	1,000,960
Voya CLO 2016-1A Ltd., “BR”, FLR, 6.355% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,916,315
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,690,334
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,323,414
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,438,801
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,461,206
		$1,385,240,728
Automotive – 1.2%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$22,999,000	$23,031,332
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,807,187
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	4,993,184
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,409,407
LKQ Corp., 6.25%, 6/15/2033	19,133,000	19,672,500
Wabash National Corp., 4.5%, 10/15/2028 (n)	14,233,000	13,139,995
		$74,053,605
Broadcasting – 0.4%
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$22,151,000	$19,559,477
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	3,811,000	2,842,561
		$22,402,038
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$11,618,082
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,000,000	10,509,652
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2171	11,272,000	11,067,191
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,744,133
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	6,924,084
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	23,192,175
		$66,055,317
Building – 0.9%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$5,260,000	$5,065,119
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	24,652,000	23,493,055
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	6,408,233
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	18,550,000	16,238,542
		$51,204,949
Business Services – 0.2%
Global Payments, Inc., 2.9%, 5/15/2030	$3,563,000	$3,179,827
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,193,707
		$12,373,534
Cable TV – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$16,300,000	$14,829,666
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	9,000,000	7,352,730
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045	10,000,000	9,514,382
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	7,000,000	5,752,129
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,172,362
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,309,911
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,556,860
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	27,000,000	23,511,227
		$67,999,267
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)	$9,940,000	$9,430,479
Chemours Co., 8%, 1/15/2033 (n)	9,940,000	9,857,647
		$19,288,126

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.5%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		$7,965,000	$8,056,446
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)		7,724,000	7,854,003
nVent Finance S.à r.l., 5.65%, 5/15/2033		9,324,000	9,287,179
Regal Rexnord Corp., 6.3%, 2/15/2030		14,247,000	14,692,614
Regal Rexnord Corp., 6.4%, 4/15/2033		26,527,000	27,450,384
Sisecam UK PLC, 8.625%, 5/02/2032 (n)		9,357,000	9,427,364
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		7,534,000	7,476,008
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		6,667,000	6,740,153
			$90,984,151
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034		$16,397,000	$16,867,982
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		1,377,000	1,181,526
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		19,500,000	15,826,360
			$33,875,868
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$23,547,000	$23,579,885
Emerging Market Quasi-Sovereign – 0.4%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		$7,454,000	$7,224,209
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,618,000	2,580,542
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		11,687,000	11,901,690
Petroleos Mexicanos, 5.95%, 1/28/2031		5,650,000	4,730,965
			$26,437,406
Emerging Market Sovereign – 1.6%
Arab Republic of Egypt, 7.3%, 9/30/2033		$14,288,000	$12,271,606
Dominican Republic, 4.875%, 9/23/2032 (n)		7,909,000	7,126,009
Federal Republic of Nigeria, 7.375%, 9/28/2033		16,631,000	14,428,390
Republic of Angola, 8%, 11/26/2029		12,805,000	11,556,513
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,721,005
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (z)		$12,331,000	12,037,707
Republic of Serbia, 6%, 6/12/2034 (n)		12,765,000	12,694,979
Republic of South Africa, 7.1%, 11/19/2036		12,075,000	11,804,131
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	8,363,500
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,269,154
			$98,272,994
Energy - Independent – 1.3%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$11,827,000	$11,945,270
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		3,043,000	3,064,160
Occidental Petroleum Corp., 6.625%, 9/01/2030		14,500,000	15,203,439
Occidental Petroleum Corp., 5.55%, 10/01/2034		6,292,000	6,120,228
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		28,934,000	30,617,120
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		10,896,000	10,100,398
			$77,050,615
Energy - Integrated – 0.6%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172		$10,000,000	$10,210,590
Eni S.p.A., 5.5%, 5/15/2034 (n)		25,000,000	24,793,245
			$35,003,835
Financial Institutions – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$6,892,000	$7,056,239
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,385,774
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,260,273
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	9,269,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	$3,115,000	$3,214,380
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	3,124,000	3,219,173
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	11,500,000	11,919,727
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	7,169,000	7,301,289
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)	14,500,000	14,325,681
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	20,000,000	19,907,641
		$82,860,126
Food & Beverages – 1.6%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$955,000	$876,089
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)	10,000,000	9,683,902
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,293,000	2,187,523
JBS USA Holding LUX S.à r.l., 5.95%, 4/20/2035 (n)	9,843,000	9,974,207
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	8,400,000	8,414,755
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	16,415,000	16,516,395
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)	17,813,000	17,850,425
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	16,000,000	14,883,133
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	13,492,000	13,147,885
		$93,534,314
Forest & Paper Products – 0.2%
Smurfit Westrock Financing DAC, 5.418%, 1/15/2035 (n)	$12,000,000	$11,995,084
Gaming & Lodging – 0.3%
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	$16,000,000	$16,199,248
Marriott International, Inc., 2.85%, 4/15/2031	654,000	575,070
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,726,834
		$20,501,152
Insurance – 1.1%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$18,000,000	$18,309,430
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	394,550
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,131,064
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,987,802
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,114,016
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	34,297,530
		$69,234,392
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$6,407,087
Insurance - Property & Casualty – 3.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$16,178,337
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	8,000,000	7,695,832
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	15,000,000	15,173,595
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	10,000,000	10,741,325
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	11,967,488
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	15,000,000	14,597,582
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,445,289
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	1,993,017
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	22,446,087
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,553,576
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	404,006
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,499,353
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	11,400,000	11,704,793
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	2,500,000	2,555,324
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,736,778
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,308,382

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	$18,572,000	$19,019,009
		$183,019,773
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,797,650
Machinery & Tools – 0.7%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$20,409,999
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,008,000	12,844,370
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	9,444,000	9,480,758
		$42,735,127
Major Banks – 5.7%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$9,723,000	$8,692,732
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	566,260
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	7,033,800
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,951,621
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,446,331
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,253,150
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,320,793
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,608,417
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	15,631,770
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,643,688
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,619,793
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,373,364
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	21,988,000	22,950,338
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,859,000	1,900,211
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,926,838
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,113,919
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,283,563
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	10,000,000	9,602,699
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,696,765
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,828,114
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,025,100
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	527,029
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,005,916
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	653,117
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,478,168
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	17,687,778
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	9,999,000	9,647,356
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,997,267
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,823,221
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,373,715
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	9,774,279
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	14,821,102
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,106,761
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	14,874,491
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	6,956,781
Regions Financial Corp., 5.502%, 9/06/2035	26,000,000	25,513,212
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,159,283
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,327,120
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,241,774
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,398,348
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	8,190,190
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,587,707
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,395,802
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	4,892,739
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	23,003,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	$4,785,000	$4,701,305
		$344,607,594
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,171,274
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	5,953,424
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	14,589,383
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	3,164,333
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,408,831
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	562,247
		$30,849,492
Metals & Mining – 1.6%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$1,192,000	$1,094,230
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	7,067,000	6,170,890
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	20,497,000	20,368,141
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,257,047
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	26,955,000	24,594,650
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	6,889,882
Novelis Corp., 3.875%, 8/15/2031 (n)	24,060,000	21,076,026
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	12,313,019	11,908,563
		$97,359,429
Midstream – 2.9%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$24,857,000	$24,907,460
Cheniere Energy, Inc., 5.65%, 4/15/2034	10,000,000	9,996,743
DCP Midstream Operating, LP, 3.25%, 2/15/2032	26,264,000	22,567,394
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,234,571
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,680,678
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,545,590
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	14,878,759
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,779,776
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	20,018,494
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	13,786,022
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,659,557
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	8,757,966
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,476,544
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	20,000,000	20,366,340
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	14,910,000	15,239,198
		$174,895,092
Mortgage-Backed – 1.4%
Fannie Mae, 6.5%, 5/01/2031	$5,158	$5,292
Fannie Mae, 3%, 2/25/2033 (i)	148,137	11,154
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	18,171	18,385
Fannie Mae, 6%, 11/01/2034	58,060	59,704
Fannie Mae, UMBS, 2.5%, 3/01/2050	45,101	37,332
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2053	610,511	575,500
Fannie Mae, UMBS, 6%, 10/01/2053 - 10/01/2054	35,207,846	35,530,261
Fannie Mae, UMBS, 5.5%, 11/01/2053 - 5/01/2054	13,136,938	13,001,815
Freddie Mac, 1.113%, 6/25/2030 (i)	31,949,607	1,558,729
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 10/01/2052	475,230	448,011
Freddie Mac, UMBS, 6%, 3/01/2053 - 9/01/2054	28,480,520	28,705,527
Freddie Mac, UMBS, 5.5%, 3/01/2054	6,409,177	6,379,602
Ginnie Mae, 3%, 9/20/2047	74,192	65,412
		$86,396,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.0%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$4,822,781
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	1,211,000	1,095,478
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	637,000	370,143
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	5,800,000	5,903,237
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,082,683
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,349,058
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	7,760,000	7,655,464
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	30,995,000	31,493,533
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,614,121
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,466,203
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “A-2”, 4.55%, 7/01/2040	1,326,000	1,157,289
		$61,009,990
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,487,570
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$19,996,000	$19,177,871
Oils – 0.3%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)	$8,766,000	$8,933,720
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)	12,325,000	11,428,356
		$20,362,076
Other Banks & Diversified Financials – 1.5%
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	$8,553,000	$8,847,856
Discover Financial Services, 6.7%, 11/29/2032	22,683,000	24,254,235
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	10,860,668
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,837,737
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,043,743
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	18,920,394
		$88,764,633
Pharmaceuticals – 0.6%
Bayer US Finance LLC, 6.5%, 11/21/2033 (n)	$15,000,000	$15,450,179
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	19,000,000	18,021,110
		$33,471,289
Precious Metals & Minerals – 0.5%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$3,454,328
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	25,176,000	25,608,470
		$29,062,798
Real Estate - Office – 0.9%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$8,878,800
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,280,688
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	13,235,435
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,139,767
Boston Properties LP, REIT, 5.75%, 1/15/2035	13,000,000	12,724,800
		$51,259,490

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.7%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$6,674,000	$6,725,466
STORE Capital Corp., REIT, 4.5%, 3/15/2028	16,571,000	16,134,436
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	17,040,759
STORE Capital Corp., REIT, 2.7%, 12/01/2031	3,000,000	2,488,466
		$42,389,127
Retailers – 0.4%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$1,968,723
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	24,370,579
		$26,339,302
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$8,000,000	$6,821,205
International Flavors & Fragrances, Inc., 5%, 9/26/2048	13,000,000	11,106,769
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	16,000,000	10,455,135
		$28,383,109
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$15,025,850
Telecommunications - Wireless – 0.8%
American Tower Corp., 5.4%, 1/31/2035	$20,000,000	$19,838,128
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,208,064
Rogers Communications, Inc., 4.35%, 5/01/2049	8,961,000	6,940,527
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,089,881
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,326,172
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	8,107,659
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,288,099
		$50,798,530
Tobacco – 0.8%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,824,859
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,389,948
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,209,340
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,755,081
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,020,064
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	15,881,189
		$47,080,481
Transportation - Services – 0.1%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	$2,461,000	$2,505,027
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	2,855,000	2,755,971
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	286,617
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	628,143
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	190,429
		$6,366,187
U.S. Treasury Obligations – 30.8%
U.S. Treasury Bonds, 1.75%, 8/15/2041	$11,300,000	$7,358,242
U.S. Treasury Bonds, 2.375%, 2/15/2042	79,843,000	57,103,339
U.S. Treasury Bonds, 4%, 11/15/2042	137,099,000	123,705,071
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,155,488
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	133,464,847
U.S. Treasury Bonds, 4.75%, 11/15/2043	181,300,000	179,508,247
U.S. Treasury Bonds, 4.5%, 2/15/2044	222,000,000	212,382,891
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,322,034
U.S. Treasury Bonds, 2.25%, 8/15/2046	11,900,000	7,715,941
U.S. Treasury Bonds, 2.25%, 2/15/2052	111,300,000	67,514,754
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	37,846,155

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.125%, 8/15/2053	$148,700,000	$132,435,938
U.S. Treasury Bonds, 4.75%, 11/15/2053	47,500,000	46,943,359
U.S. Treasury Bonds, 4.25%, 2/15/2054	105,400,000	95,996,344
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	84,015,937
U.S. Treasury Notes, 4.375%, 12/15/2026	167,900,000	168,372,219
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	99,500,000	96,044,707
U.S. Treasury Notes, 4.5%, 4/15/2027	128,400,000	129,152,344
U.S. Treasury Notes, 4.125%, 7/31/2028	82,100,000	81,705,535
U.S. Treasury Notes, 4.625%, 4/30/2029	176,000,000	178,055,626
		$1,854,799,018
Utilities - Electric Power – 1.8%
Calpine Corp., 5.125%, 3/15/2028 (n)	$11,505,000	$11,296,874
Calpine Corp., 3.75%, 3/01/2031 (n)	4,900,000	4,431,109
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)	2,722,000	2,674,637
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	34,169,000	38,064,259
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,585,952
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	305,839
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	5,768,000	5,618,736
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	10,000,000	9,487,600
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	9,050,000	9,105,323
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,062,966
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	761,515
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,141,964
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,099,628
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	1,973,805
		$107,610,207
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)	$7,335,000	$7,631,026
Total Bonds		$5,929,506,669
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.41% (v)	126,089,299	$126,114,517

Other Assets, Less Liabilities – (0.4)%		(25,956,101)
Net Assets – 100.0%		$6,029,665,085
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $126,114,517 and $5,929,506,669, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,427,766,760, representing 40.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
PFP III 2021-8 Ltd., “D”, FLR, 6.569% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037	12/23/21	$4,251,846	$4,274,930
Republic of Cote d'Ivoire, 7.625%, 1/30/2033	1/23/24	12,157,858	12,037,707
Total Restricted Securities			$16,312,637
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso
Derivative Contracts at 1/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	177,654,506	USD	8,472,842	State Street Corp.	4/16/2025	$5,963
USD	8,744,428	MXN	182,306,465	Barclays Bank PLC	4/16/2025	43,602
						$49,565
Liability Derivatives
USD	1,402,434	EUR	1,355,719	Barclays Bank PLC	4/16/2025	$(8,828)
USD	3,990,648	EUR	3,862,736	Deutsche Bank AG	4/16/2025	(30,344)
USD	1,330,259	EUR	1,287,578	HSBC Bank	4/16/2025	(10,071)
USD	2,659,488	EUR	2,575,157	State Street Corp.	4/16/2025	(21,173)
						$(70,416)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,201	$452,580,625	March – 2025	$117,546
U.S. Treasury Ultra Note 10 yr	Short	USD	1,100	122,512,500	March – 2025	2,806,025
						$2,923,571

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	4,581	$487,375,453	March – 2025	$(2,009,369)
At January 31, 2025, the fund had liquid securities with an aggregate value of $7,141,657 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,854,799,018	$—	$1,854,799,018
Non - U.S. Sovereign Debt	—	128,508,050	—	128,508,050
Municipal Bonds	—	61,009,990	—	61,009,990
U.S. Corporate Bonds	—	1,642,524,910	—	1,642,524,910
Residential Mortgage-Backed Securities	—	271,771,639	—	271,771,639
Commercial Mortgage-Backed Securities	—	254,115,708	—	254,115,708
Asset-Backed Securities (including CDOs)	—	945,750,105	—	945,750,105
Foreign Bonds	—	771,027,249	—	771,027,249
Investment Companies	126,114,517	—	—	126,114,517
Total	$126,114,517	$5,929,506,669	$—	$6,055,621,186
Other Financial Instruments
Futures Contracts – Assets	$2,923,571	$—	$—	$2,923,571
Futures Contracts – Liabilities	(2,009,369)	—	—	(2,009,369)
Forward Foreign Currency Exchange Contracts – Assets	—	49,565	—	49,565
Forward Foreign Currency Exchange Contracts – Liabilities	—	(70,416)	—	(70,416)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$72,051,622	$549,934,791	$495,886,685	$7,626	$7,163	$126,114,517
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$945,002	$—